Subordinated liabilities - HSBC's subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	£ 440,697	£ 409,867
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	15,714	15,337
At amortised cost
Disclosure of financial liabilities [line items]
Financial liabilities	14,920	14,528
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	14,220	13,828
At amortised cost | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	700	700
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	32,545	27,282
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	£ 794	£ 809